Equity - Hybrid bond (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Hybrid Instruments [Line Items]
Amount	₩ 3,334,531	₩ 2,179,934
2nd
Hybrid Instruments [Line Items]
Issue date	Jun. 25, 2015	Jun. 25, 2015
Currency	KRW	KRW
Maturity date	Jun. 25, 2045	Jun. 25, 2045
Interest rate (%)	4.38%	4.38%
Amount	₩ 199,455	₩ 199,455
3rd
Hybrid Instruments [Line Items]
Issue date	Sep. 15, 2017	Sep. 15, 2017
Interest rate (%)	3.77%	3.77%
Amount	₩ 134,683	₩ 134,683
4th
Hybrid Instruments [Line Items]
Issue date	Sep. 15, 2017	Sep. 15, 2017
Interest rate (%)	4.25%	4.25%
Amount	₩ 89,783	₩ 89,783
5th
Hybrid Instruments [Line Items]
Issue date	Apr. 13, 2018	Apr. 13, 2018
Interest rate (%)	4.08%	4.08%
Amount	₩ 134,678	₩ 134,678
6th
Hybrid Instruments [Line Items]
Issue date	Apr. 13, 2018	Apr. 13, 2018
Interest rate (%)	4.56%	4.56%
Amount	₩ 14,955	₩ 14,955
7th
Hybrid Instruments [Line Items]
Issue date	Aug. 29, 2018	Aug. 29, 2018
Interest rate (%)	4.15%	4.15%
Amount	₩ 398,679	₩ 398,679
8th
Hybrid Instruments [Line Items]
Issue date	Jun. 28, 2019	Jun. 28, 2019
Interest rate (%)	3.27%	3.27%
Amount	₩ 199,476	₩ 199,476
9th
Hybrid Instruments [Line Items]
Issue date	Sep. 17, 2020	Sep. 17, 2020
Interest rate (%)	3.12%	3.12%
Amount	₩ 448,699	₩ 448,699
10th
Hybrid Instruments [Line Items]
Issue date	Mar. 16, 2021	Mar. 16, 2021
Interest rate (%)	2.94%	2.94%
Amount	₩ 429,009
11th
Hybrid Instruments [Line Items]
Issue date	Mar. 16, 2021	Mar. 16, 2021
Interest rate (%)	3.30%	3.30%
Amount	₩ 169,581
12th
Hybrid Instruments [Line Items]
Issue date	Aug. 13, 2018	Aug. 13, 2018
Currency	USD	USD
Interest rate (%)	5.88%	5.88%
Amount	₩ 559,526	₩ 559,526
13th
Hybrid Instruments [Line Items]
Issue date	May 12, 2021	May 12, 2021
Interest rate (%)	2.88%	2.88%
Amount	₩ 556,007